Schedule of Investments (unaudited)	iShares® iBonds® Dec 2024 Term Corporate ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.5%
Interpublic Group of Companies Inc. (The), 4.20%, 04/15/24	$1,281	$1,423,204
Omnicom Group Inc./Omnicom Capital Inc., 3.65%, 11/01/24 (Call 08/01/24)	2,488	2,734,685
WPP Finance 2010, 3.75%, 09/19/24	1,871	2,064,443
		6,222,332
Aerospace & Defense — 0.8%
Boeing Co. (The)
1.95%, 02/01/24(a)	1,998	2,051,806
2.80%, 03/01/24 (Call 02/01/24)	968	1,016,323
2.85%, 10/30/24 (Call 07/30/24)	821	864,956
General Dynamics Corp., 2.38%, 11/15/24 (Call 09/15/24)	1,740	1,855,240
L3Harris Technologies Inc., 3.95%, 05/28/24 (Call 02/28/24)	763	837,324
Raytheon Technologies Corp., 3.20%, 03/15/24 (Call 01/15/24)(a)	3,155	3,402,131
		10,027,780
Agriculture — 2.1%
Altria Group Inc.
3.80%, 02/14/24 (Call 01/14/24)	3,176	3,464,635
4.00%, 01/31/24	4,164	4,576,902
BAT Capital Corp.
2.79%, 09/06/24 (Call 08/06/24)	3,078	3,290,013
3.22%, 08/15/24 (Call 06/15/24)	7,027	7,582,485
Bunge Ltd. Finance Corp., 4.35%, 03/15/24 (Call 02/15/24)(a)	1,627	1,798,876
Philip Morris International Inc.
2.88%, 05/01/24 (Call 04/01/24)(a)	2,741	2,942,710
3.25%, 11/10/24	2,248	2,469,068
		26,124,689
Airlines — 0.1%
Continental Airlines 2012-1 Class A Pass Through Trust, Series 2012-1, Class A, 4.15%, 10/11/25	678	691,263
Continental Airlines 2012-2 Class A Pass Through Trust, Series 2012-2, Class A, 4.00%, 04/29/26	585	602,131
		1,293,394
Auto Manufacturers — 2.1%
American Honda Finance Corp.
0.55%, 07/12/24	10	9,988
2.15%, 09/10/24(a)	1,728	1,824,889
2.40%, 06/27/24	1,714	1,819,154
2.90%, 02/16/24	1,548	1,656,205
3.55%, 01/12/24	2,002	2,182,460
General Motors Financial Co. Inc.
3.50%, 11/07/24 (Call 09/07/24)	2,560	2,777,600
3.95%, 04/13/24 (Call 02/13/24)	3,494	3,804,023
5.10%, 01/17/24 (Call 12/17/23)	3,922	4,380,129
PACCAR Financial Corp., 2.15%, 08/15/24(a)	904	957,444
Toyota Motor Corp., 2.36%, 07/02/24	620	657,374
Toyota Motor Credit Corp.
0.45%, 01/11/24	50	50,074
2.00%, 10/07/24(a)	1,571	1,652,959
2.90%, 04/17/24(a)	2,305	2,479,258
3.35%, 01/08/24	1,254	1,363,499
		25,615,056
Auto Parts & Equipment — 0.3%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	1,807	1,986,815
Security	Par (000)	Value

Auto Parts & Equipment (continued)
Magna International Inc., 3.63%, 06/15/24 (Call 03/15/24)	$2,090	$2,280,963
		4,267,778
Banks — 24.2%
Banco Santander SA, 2.71%, 06/27/24	4,045	4,311,080
Bank of America Corp.
4.00%, 04/01/24	6,331	6,993,666
4.13%, 01/22/24(a)	5,305	5,861,760
4.20%, 08/26/24	8,516	9,503,941
Bank of Montreal
2.50%, 06/28/24	2,971	3,165,571
Series E, 3.30%, 02/05/24	5,058	5,477,612
Bank of New York Mellon Corp. (The)
2.10%, 10/24/24(a)	2,984	3,163,756
3.25%, 09/11/24 (Call 08/11/24)(a)	1,572	1,723,132
3.40%, 05/15/24 (Call 04/15/24)(a)	1,515	1,657,213
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)	2,008	2,196,109
Bank of Nova Scotia (The), 3.40%, 02/11/24	4,356	4,736,671
Barclays PLC, 4.38%, 09/11/24	4,429	4,896,747
BBVA USA, 2.50%, 08/27/24 (Call 07/27/24)	1,685	1,790,936
BNP Paribas SA, 4.25%, 10/15/24	3,234	3,619,622
BPCE SA, 4.00%, 04/15/24	3,982	4,406,720
Canadian Imperial Bank of Commerce, 3.10%, 04/02/24(a)	3,694	3,985,863
Citibank N.A., 3.65%, 01/23/24 (Call 12/23/23)	5,543	6,045,362
Citigroup Inc.
3.75%, 06/16/24(a)	1,806	1,992,506
4.00%, 08/05/24	2,611	2,884,476
Comerica Bank, 2.50%, 07/23/24(a)	1,190	1,268,730
Cooperatieve Rabobank UA/NY, 0.38%, 01/12/24	91	91,024
Credit Suisse AG/New York NY
0.50%, 02/02/24	2,135	2,134,915
3.63%, 09/09/24	7,898	8,749,799
Deutsche Bank AG/London, 3.70%, 05/30/24(a)	2,428	2,623,527
Deutsche Bank AG/New York NY, 3.70%, 05/30/24	1,588	1,717,120
Discover Bank, 2.45%, 09/12/24 (Call 08/12/24)	2,369	2,502,801
Fifth Third Bancorp.
3.65%, 01/25/24 (Call 12/25/23)	4,682	5,090,832
4.30%, 01/16/24 (Call 12/16/23)	2,080	2,295,072
Goldman Sachs Group Inc. (The)
3.63%, 02/20/24 (Call 01/20/24)	4,439	4,827,324
3.85%, 07/08/24 (Call 04/08/24)	6,411	7,031,521
4.00%, 03/03/24(a)	7,423	8,171,535
HSBC Holdings PLC, 4.25%, 03/14/24	5,398	5,940,445
HSBC USA Inc., 3.50%, 06/23/24(a)	2,095	2,290,924
Huntington Bancshares Inc./OH, 2.63%, 08/06/24 (Call 07/06/24)	2,999	3,198,284
ING Groep NV, 3.55%, 04/09/24	3,315	3,613,781
Intesa Sanpaolo SpA, 5.25%, 01/12/24	825	919,380
JPMorgan Chase & Co.
3.63%, 05/13/24(a)	5,288	5,818,915
3.88%, 02/01/24	3,830	4,211,162
3.88%, 09/10/24	8,089	9,002,167
Lloyds Banking Group PLC
3.90%, 03/12/24	2,422	2,659,792
4.50%, 11/04/24	3,055	3,415,826
Mitsubishi UFJ Financial Group Inc.
2.80%, 07/18/24	2,892	3,102,480
3.41%, 03/07/24(a)	4,212	4,578,191
Morgan Stanley
3.70%, 10/23/24	8,219	9,119,063
Series F, 3.88%, 04/29/24	8,074	8,905,703

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Corporate ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Natwest Group PLC
4.52%, 06/25/24 (Call 06/25/23)(b)	$25	$27,169
5.13%, 05/28/24	6,535	7,344,033
People’s United Bank N.A., 4.00%, 07/15/24 (Call 04/16/24)(a)	499	538,276
PNC Bank N.A., 3.30%, 10/30/24 (Call 09/30/24)	755	831,648
PNC Financial Services Group Inc. (The)
2.20%, 11/01/24 (Call 10/02/24)(a)	1,786	1,896,696
3.50%, 01/23/24 (Call 12/24/23)(a)	3,419	3,719,530
3.90%, 04/29/24 (Call 03/29/24)	2,490	2,747,068
Royal Bank of Canada
0.43%, 01/19/24	85	84,970
2.25%, 11/01/24	3,960	4,208,807
2.55%, 07/16/24(a)	4,004	4,280,716
Santander Holdings USA Inc., 3.50%, 06/07/24 (Call 05/07/24)	3,273	3,536,149
Santander UK PLC
2.88%, 06/18/24(a)	2,696	2,897,526
4.00%, 03/13/24(a)	3,233	3,567,163
Sumitomo Mitsui Banking Corp.
3.40%, 07/11/24(a)	710	775,604
3.95%, 01/10/24	835	916,162
Sumitomo Mitsui Financial Group Inc.
0.51%, 01/12/24	25	25,063
2.45%, 09/27/24	4,254	4,520,215
2.70%, 07/16/24(a)	5,122	5,473,369
Toronto-Dominion Bank (The)
2.65%, 06/12/24	4,397	4,709,231
3.25%, 03/11/24	3,755	4,075,076
Truist Bank
2.15%, 12/06/24 (Call 11/06/24)	3,032	3,212,131
3.20%, 04/01/24 (Call 03/01/24)	2,928	3,170,760
Truist Financial Corp.
2.50%, 08/01/24 (Call 07/01/24)	2,347	2,501,597
2.85%, 10/26/24 (Call 09/26/24)	3,461	3,747,605
U.S. Bancorp.
2.40%, 07/30/24 (Call 06/30/24)(a)	3,539	3,765,354
3.38%, 02/05/24 (Call 01/05/24)	3,530	3,830,474
3.60%, 09/11/24 (Call 08/11/24)	3,288	3,632,451
3.70%, 01/30/24 (Call 12/29/23)(a)	1,817	1,990,705
Wells Fargo & Co.
3.30%, 09/09/24(a)	6,396	6,990,636
3.75%, 01/24/24 (Call 12/24/23)	7,968	8,670,937
4.48%, 01/16/24.	2,001	2,218,989
Westpac Banking Corp., 3.30%, 02/26/24	3,778	4,102,304
		295,701,470
Beverages — 0.9%
Coca-Cola Co. (The), 1.75%, 09/06/24(a)	3,067	3,209,953
Constellation Brands Inc., 4.75%, 11/15/24	1,516	1,742,687
Diageo Capital PLC, 2.13%, 10/24/24 (Call 09/24/24)(a)	1,678	1,765,608
PepsiCo Inc., 3.60%, 03/01/24 (Call 12/01/23)	3,617	3,942,422
		10,660,670
Biotechnology — 0.8%
Amgen Inc., 3.63%, 05/22/24 (Call 02/22/24)	4,208	4,600,733
Gilead Sciences Inc., 3.70%, 04/01/24 (Call 01/01/24)(a)	5,148	5,610,702
		10,211,435
Building Materials — 0.1%
Johnson Controls International PLC, 3.63%, 07/02/24 (Call 04/02/24)(c)	240	261,391
Security	Par (000)	Value

Building Materials (continued)
Martin Marietta Materials Inc., 4.25%, 07/02/24 (Call 04/02/24)	$536	$594,729
Owens Corning, 4.20%, 12/01/24 (Call 09/01/24)(a)	863	967,639
		1,823,759
Chemicals — 1.5%
Air Products and Chemicals Inc., 3.35%, 07/31/24 (Call 04/30/24)	915	999,116
Albemarle Corp., 4.15%, 12/01/24 (Call 09/01/24)	1,169	1,299,987
Celanese U.S. Holdings LLC, 3.50%, 05/08/24 (Call 04/08/24)	2,110	2,281,416
Dow Chemical Co. (The), 3.50%, 10/01/24 (Call 07/01/24)(a)	2,950	3,224,173
FMC Corp., 4.10%, 02/01/24 (Call 11/01/23)	552	601,387
LyondellBasell Industries NV, 5.75%, 04/15/24 (Call 01/15/24)	2,748	3,146,955
Nutrien Ltd., 3.63%, 03/15/24 (Call 12/15/23)(a)	2,528	2,745,332
PPG Industries Inc., 2.40%, 08/15/24 (Call 07/15/24)	1,190	1,257,604
Sherwin-Williams Co. (The), 3.13%, 06/01/24 (Call 04/01/24)(a)	2,043	2,205,214
		17,761,184
Commercial Services — 0.6%
Equifax Inc., 2.60%, 12/01/24 (Call 11/01/24)	1,547	1,652,165
Moody’s Corp., 4.88%, 02/15/24 (Call 11/15/23)(a)	1,414	1,582,124
PayPal Holdings Inc., 2.40%, 10/01/24 (Call 09/01/24)	4,228	4,495,548
		7,729,837
Computers — 3.8%
Apple Inc.
1.80%, 09/11/24 (Call 08/11/24)	2,392	2,509,280
2.85%, 05/11/24 (Call 03/11/24)(a)	4,286	4,608,522
3.00%, 02/09/24 (Call 12/09/23)	4,177	4,491,528
3.45%, 05/06/24(a)	6,169	6,772,945
Dell International LLC/EMC Corp., 4.00%, 07/15/24 (Call 06/15/24)(d)	3,102	3,403,701
DXC Technology Co., 4.25%, 04/15/24 (Call 02/15/24)	1,944	2,126,794
Genpact Luxembourg Sarl, 3.38%, 12/01/24 (Call 11/01/24)	522	567,915
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	2,098	2,148,457
4.65%, 10/01/24 (Call 09/01/24)	3,517	3,984,796
International Business Machines Corp.
3.00%, 05/15/24(a)	7,935	8,566,467
3.63%, 02/12/24(a)	5,187	5,673,904
NetApp Inc., 3.30%, 09/29/24 (Call 07/29/24)	962	1,046,704
		45,901,013
Cosmetics & Personal Care — 0.5%
Colgate-Palmolive Co., 3.25%, 03/15/24	1,047	1,139,492
Estee Lauder Companies Inc. (The), 2.00%, 12/01/24 (Call 11/01/24)(a)	1,193	1,258,949
Unilever Capital Corp.
2.60%, 05/05/24 (Call 03/05/24)	2,273	2,420,472
3.25%, 03/07/24 (Call 02/07/24)(a)	1,469	1,591,823
		6,410,736
Diversified Financial Services — 5.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.88%, 08/14/24 (Call 07/14/24)	2,036	2,123,426
3.15%, 02/15/24 (Call 01/15/24)(a)	2,401	2,516,536
4.88%, 01/16/24 (Call 12/16/23)	2,298	2,522,055
Affiliated Managers Group Inc., 4.25%, 02/15/24(a)	1,075	1,188,509
Air Lease Corp.
4.25%, 02/01/24 (Call 01/01/24)	1,731	1,891,619

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Corporate ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
4.25%, 09/15/24 (Call 06/15/24)(a)	$2,053	$2,257,930
Aircastle Ltd., 4.13%, 05/01/24 (Call 02/01/24)(a)	1,262	1,335,587
Ally Financial Inc.
3.88%, 05/21/24 (Call 04/21/24)(a)	2,361	2,580,101
5.13%, 09/30/24(a)	2,108	2,420,743
American Express Co.
2.50%, 07/30/24 (Call 06/29/24)	4,102	4,366,866
3.00%, 10/30/24 (Call 09/29/24)(a)	4,489	4,868,904
3.40%, 02/22/24 (Call 01/22/24)(a)	3,000	3,255,840
3.63%, 12/05/24 (Call 11/04/24)	1,811	2,008,598
Ameriprise Financial Inc., 3.70%, 10/15/24(a)	1,882	2,089,886
BGC Partners Inc., 3.75%, 10/01/24 (Call 09/01/24)(a)	895	938,193
Brookfield Finance Inc., 4.00%, 04/01/24 (Call 02/01/24)	2,667	2,926,846
Capital One Financial Corp.
3.30%, 10/30/24 (Call 09/30/24)	4,255	4,638,929
3.75%, 04/24/24 (Call 03/24/24)	2,299	2,512,439
3.90%, 01/29/24 (Call 12/29/23)	3,425	3,740,031
Charles Schwab Corp. (The), 3.55%, 02/01/24 (Call 01/01/24)	1,599	1,741,375
Discover Financial Services, 3.95%, 11/06/24 (Call 08/06/24)	1,633	1,810,442
Invesco Finance PLC, 4.00%, 01/30/24	1,499	1,655,556
Mastercard Inc., 3.38%, 04/01/24(a)	3,267	3,576,450
Nasdaq Inc., 4.25%, 06/01/24 (Call 03/01/24)	1,567	1,735,296
ORIX Corp.
3.25%, 12/04/24(a)	975	1,062,438
4.05%, 01/16/24	1,417	1,551,077
Stifel Financial Corp., 4.25%, 07/18/24(a)	1,378	1,539,777
Synchrony Financial
4.25%, 08/15/24 (Call 05/15/24)	3,779	4,151,194
4.38%, 03/19/24 (Call 02/19/24)(a)	1,807	1,982,315
		70,988,958
Electric — 4.4%
Ameren Corp., 2.50%, 09/15/24 (Call 08/15/24)	1,890	2,014,702
Avangrid Inc., 3.15%, 12/01/24 (Call 10/01/24)(a)	2,149	2,340,992
CenterPoint Energy Inc., 2.50%, 09/01/24 (Call 08/01/24)	1,452	1,544,144
Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/24(a)	75	85,437
Dominion Energy Inc., 3.07%, 08/15/24(c)	2,249	2,426,244
DTE Electric Co., 3.65%, 03/15/24 (Call 12/15/23)	1,047	1,137,471
DTE Energy Co.
Series C, 2.53%, 10/01/24	1,386	1,474,496
Series C, 3.50%, 06/01/24 (Call 03/01/24)	1,954	2,123,998
Duke Energy Corp., 3.75%, 04/15/24 (Call 01/15/24)	3,247	3,548,971
Edison International, 3.55%, 11/15/24 (Call 10/15/24)	1,724	1,864,334
Enel Generacion Chile SA, 4.25%, 04/15/24 (Call 01/15/24)	889	963,694
Entergy Arkansas LLC, 3.70%, 06/01/24 (Call 03/01/24)(a)	810	888,230
Entergy Gulf States Louisiana LLC, 5.59%, 10/01/24(a)	580	681,256
Entergy Louisiana LLC, 5.40%, 11/01/24	750	882,172
Evergy Inc., 2.45%, 09/15/24 (Call 08/15/24)(a)	2,687	2,844,055
Eversource Energy, Series L, 2.90%, 10/01/24 (Call 08/01/24)	1,356	1,464,846
Florida Power & Light Co., 3.25%, 06/01/24 (Call 12/01/23)	1,414	1,523,656
Georgia Power Co., Series A, 2.20%, 09/15/24 (Call 08/15/24)	1,769	1,864,614
Interstate Power & Light Co., 3.25%, 12/01/24 (Call 09/01/24)	1,685	1,839,447
IPALCO Enterprises Inc., 3.70%, 09/01/24 (Call 07/01/24)(a)	824	899,388
ITC Holdings Corp., 3.65%, 06/15/24 (Call 03/15/24)(a)	1,353	1,475,162
Security	Par (000)	Value

Electric (continued)
MidAmerican Energy Co., 3.50%, 10/15/24 (Call 07/15/24)	$2,243	$2,472,840
National Rural Utilities Cooperative Finance Corp., 2.95%, 02/07/24 (Call 12/07/23)	843	901,479
NextEra Energy Capital Holdings Inc., 3.15%, 04/01/24 (Call 03/01/24)	3,236	3,488,926
Oncor Electric Delivery Co. LLC, 2.75%, 06/01/24 (Call 05/01/24)	1,486	1,592,294
Pacific Gas & Electric Co., 3.75%, 02/15/24 (Call 11/15/23)	1,081	1,159,243
PacifiCorp, 3.60%, 04/01/24 (Call 01/01/24)	399	433,948
Potomac Electric Power Co., 3.60%, 03/15/24 (Call 12/15/23)	1,260	1,365,815
PPL Capital Funding Inc., 3.95%, 03/15/24 (Call 12/15/23)(a)	1,397	1,526,809
Public Service Enterprise Group Inc., 2.88%, 06/15/24 (Call 05/15/24)(a)	2,525	2,710,587
Sempra Energy, 3.55%, 06/15/24 (Call 03/15/24)(a)	2,146	2,333,990
Southwestern Public Service Co., 3.30%, 06/15/24 (Call 12/15/23)(a)	220	237,004
Union Electric Co., 3.50%, 04/15/24 (Call 01/15/24)	552	598,589
Virginia Electric & Power Co., 3.45%, 02/15/24 (Call 11/15/23)(a)	682	735,237
Wisconsin Electric Power Co., 2.05%, 12/15/24 (Call 11/15/24)(a)	697	735,328
		54,179,398
Electronics — 0.9%
Allegion U.S. Holding Co. Inc., 3.20%, 10/01/24 (Call 08/01/24)	948	1,012,530
Amphenol Corp., 3.20%, 04/01/24 (Call 02/01/24)(a)	835	896,414
Arrow Electronics Inc., 3.25%, 09/08/24 (Call 07/08/24)(a)	1,927	2,081,083
Honeywell International Inc., 2.30%, 08/15/24 (Call 07/15/24)(a)	2,229	2,373,617
Keysight Technologies Inc., 4.55%, 10/30/24 (Call 07/30/24)(a)	907	1,027,350
Roper Technologies Inc., 2.35%, 09/15/24 (Call 08/15/24)	1,614	1,707,709
Trimble Inc., 4.75%, 12/01/24 (Call 09/01/24)	975	1,108,936
Tyco Electronics Group SA, 3.45%, 08/01/24 (Call 05/01/24)	203	221,063
		10,428,702
Environmental Control — 0.4%
Republic Services Inc., 2.50%, 08/15/24 (Call 07/15/24)	3,269	3,477,726
Waste Management Inc., 3.50%, 05/15/24 (Call 02/15/24)(a)	765	834,454
		4,312,180
Food — 1.1%
Conagra Brands Inc., 4.30%, 05/01/24 (Call 04/01/24)	3,391	3,773,403
General Mills Inc., 3.65%, 02/15/24 (Call 11/15/23)(a)	1,263	1,371,012
Hershey Co. (The), 2.05%, 11/15/24 (Call 10/15/24)(a)	518	547,681
Kroger Co. (The), 4.00%, 02/01/24 (Call 11/01/23)(a)	1,440	1,578,154
McCormick & Co. Inc./MD, 3.15%, 08/15/24 (Call 06/15/24)(a)	2,198	2,382,082
Mondelez International Inc., 4.00%, 02/01/24 (Call 11/01/23)	36	39,295
Tyson Foods Inc., 3.95%, 08/15/24 (Call 05/15/24)	3,028	3,357,356
		13,048,983
Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA, 4.50%, 08/01/24 (Call 05/01/24)	608	668,064
Fibria Overseas Finance Ltd., 5.25%, 05/12/24(a)	186	204,391

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Corporate ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Forest Products & Paper (continued)
Georgia-Pacific LLC, 8.00%, 01/15/24	$1,165	$1,424,317
		2,296,772
Gas — 0.4%
Dominion Energy Gas Holdings LLC, 3.60%, 12/15/24 (Call 09/15/24)	1,048	1,155,514
Eastern Energy Gas Holdings LLC, Series A, 2.50%, 11/15/24 (Call 10/15/24)	2,288	2,437,383
ONE Gas Inc., 3.61%, 02/01/24 (Call 11/01/23)	100	108,156
Southern California Gas Co., 3.15%, 09/15/24 (Call 06/15/24)(a)	755	823,728
		4,524,781
Health Care - Products — 0.7%
Boston Scientific Corp., 3.45%, 03/01/24 (Call 02/01/24)	2,891	3,130,028
DH Europe Finance II Sarl, 2.20%, 11/15/24 (Call 10/15/24)	2,646	2,802,670
Stryker Corp., 3.38%, 05/15/24 (Call 02/15/24)(a)	2,076	2,253,726
		8,186,424
Health Care - Services — 2.4%
Aetna Inc., 3.50%, 11/15/24 (Call 08/15/24)(a)	2,486	2,729,852
Anthem Inc.
3.35%, 12/01/24 (Call 10/01/24)(a)	2,693	2,958,368
3.50%, 08/15/24 (Call 05/15/24)	2,597	2,842,053
CommonSpirit Health, 2.76%, 10/01/24 (Call 07/01/24)	1,102	1,181,476
HCA Inc., 5.00%, 03/15/24	6,045	6,806,247
Humana Inc., 3.85%, 10/01/24 (Call 07/01/24)	2,229	2,463,914
Laboratory Corp. of America Holdings
2.30%, 12/01/24 (Call 11/01/24)	1,428	1,515,351
3.25%, 09/01/24 (Call 07/01/24)	2,116	2,300,769
Quest Diagnostics Inc., 4.25%, 04/01/24 (Call 01/01/24)(a)	580	640,506
UnitedHealth Group Inc.
2.38%, 08/15/24(a)	2,474	2,632,831
3.50%, 02/15/24	2,507	2,733,507
		28,804,874
Holding Companies - Diversified — 0.7%
Ares Capital Corp., 4.20%, 06/10/24 (Call 05/10/24)(a)	2,467	2,670,972
FS KKR Capital Corp., 4.63%, 07/15/24 (Call 06/15/24)	1,168	1,236,924
Golub Capital BDC Inc., 3.38%, 04/15/24 (Call 03/15/24)	225	231,763
Main Street Capital Corp., 5.20%, 05/01/24	1,396	1,512,315
Owl Rock Capital Corp., 5.25%, 04/15/24 (Call 03/15/24)	1,315	1,431,009
Sixth Street Specialty Lending Inc., 3.88%, 11/01/24 (Call 10/01/24)(a)	870	919,503
		8,002,486
Home Builders — 0.4%
DR Horton Inc., 2.50%, 10/15/24 (Call 09/15/24)(a)	1,579	1,678,051
Lennar Corp.
4.50%, 04/30/24 (Call 01/30/24)	860	948,253
5.88%, 11/15/24 (Call 05/15/24)(a)	2,207	2,549,615
		5,175,919
Home Furnishings — 0.1%
Leggett & Platt Inc., 3.80%, 11/15/24 (Call 08/15/24)	335	363,887
Whirlpool Corp., 4.00%, 03/01/24	715	786,336
		1,150,223
Household Products & Wares — 0.1%
Clorox Co. (The), 3.50%, 12/15/24 (Call 09/15/24)	977	1,080,660

Insurance — 2.5%
Aflac Inc., 3.63%, 11/15/24	2,457	2,737,442
American International Group Inc., 4.13%, 02/15/24(a)	3,270	3,613,317
Aon PLC, 3.50%, 06/14/24 (Call 03/01/24)	1,716	1,867,420
Security	Par (000)	Value

Insurance (continued)
Assured Guaranty U.S. Holdings Inc., 5.00%, 07/01/24(a)	$1,103	$1,253,273
Brown & Brown Inc., 4.20%, 09/15/24 (Call 06/15/24)	1,539	1,722,556
Chubb INA Holdings Inc., 3.35%, 05/15/24	680	741,479
CNA Financial Corp., 3.95%, 05/15/24 (Call 02/15/24)	1,538	1,693,369
First American Financial Corp., 4.60%, 11/15/24	18	19,984
Marsh & McLennan Companies Inc.
3.50%, 06/03/24 (Call 03/03/24)(a)	2,083	2,267,741
3.88%, 03/15/24 (Call 02/15/24)(a)	3,160	3,475,052
MetLife Inc., 3.60%, 04/10/24(a)	2,769	3,039,116
Old Republic International Corp., 4.88%, 10/01/24 (Call 09/01/24)	472	538,382
Prudential Financial Inc., 3.50%, 05/15/24(a)	2,326	2,552,925
Unum Group, 4.00%, 03/15/24	686	747,246
Voya Financial Inc., 3.13%, 07/15/24 (Call 05/15/24)	1,389	1,499,509
Willis North America Inc., 3.60%, 05/15/24 (Call 03/15/24)	2,448	2,669,813
		30,438,624
Internet — 2.4%
Alibaba Group Holding Ltd., 3.60%, 11/28/24 (Call 08/28/24)	5,648	6,167,503
Alphabet Inc., 3.38%, 02/25/24	3,200	3,495,744
Amazon.com Inc.
2.80%, 08/22/24 (Call 06/22/24)	5,561	6,002,655
3.80%, 12/05/24 (Call 09/05/24)(a)	3,256	3,645,548
Baidu Inc., 4.38%, 05/14/24 (Call 04/14/24)	2,057	2,260,170
eBay Inc., 3.45%, 08/01/24 (Call 05/01/24)	2,596	2,825,590
Expedia Group Inc., 4.50%, 08/15/24 (Call 05/15/24)	1,026	1,117,919
TD Ameritrade Holding Corp., 3.75%, 04/01/24 (Call 03/01/24)(a)	1,615	1,770,573
Weibo Corp., 3.50%, 07/05/24 (Call 06/05/24)(a)	1,780	1,868,039
		29,153,741
Iron & Steel — 0.1%
Steel Dynamics Inc., 2.80%, 12/15/24 (Call 11/15/24)	1,369	1,470,990

Lodging — 0.5%
Las Vegas Sands Corp., 3.20%, 08/08/24 (Call 07/08/24)	4,379	4,604,299
Marriott International Inc./MD, 3.60%, 04/15/24 (Call 03/15/24)	1,597	1,703,169
		6,307,468
Machinery — 1.7%
Caterpillar Financial Services Corp.
2.15%, 11/08/24(a)	2,644	2,800,102
2.85%, 05/17/24	1,189	1,281,480
3.25%, 12/01/24(a)	2,181	2,405,665
3.30%, 06/09/24(a)	882	963,338
Caterpillar Inc., 3.40%, 05/15/24 (Call 02/15/24)	2,749	2,993,084
CNH Industrial Capital LLC, 4.20%, 01/15/24	1,599	1,756,997
John Deere Capital Corp.
2.60%, 03/07/24(a)	1,711	1,825,877
2.65%, 06/24/24	2,202	2,359,399
3.35%, 06/12/24	1,040	1,137,718
3.45%, 01/10/24	467	509,109
Westinghouse Air Brake Technologies Corp., 4.40%, 03/15/24 (Call 02/15/24)	2,138	2,349,769
		20,382,538
Manufacturing — 1.2%
3M Co., 3.25%, 02/14/24 (Call 01/14/24)(a)	2,578	2,795,377
Carlisle Companies Inc., 3.50%, 12/01/24 (Call 10/01/24)	1,024	1,118,802
General Electric Co.
3.38%, 03/11/24	1,373	1,489,321

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Corporate ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
3.45%, 05/15/24 (Call 02/13/24)(a)	$2,169	$2,352,367
Illinois Tool Works Inc., 3.50%, 03/01/24 (Call 12/01/23)(a)	1,738	1,887,729
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)(a)	1,422	1,523,175
3.30%, 11/21/24 (Call 08/21/24)	1,789	1,952,139
Textron Inc., 4.30%, 03/01/24 (Call 12/01/23)	851	934,321
Trane Technologies Luxembourg Finance SA, 3.55%, 11/01/24 (Call 08/01/24)	1,132	1,244,815
		15,298,046
Media — 2.8%
Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.50%, 02/01/24 (Call 01/01/24)	3,791	4,193,377
Comcast Corp.
3.00%, 02/01/24 (Call 01/01/24)(a)	3,088	3,318,952
3.60%, 03/01/24	3,372	3,696,791
3.70%, 04/15/24 (Call 03/15/24)	6,829	7,502,476
Discovery Communications LLC
3.80%, 03/13/24 (Call 01/13/24)	1,214	1,322,483
3.90%, 11/15/24 (Call 08/15/24)	1,591	1,763,098
Fox Corp., 4.03%, 01/25/24 (Call 12/25/23)	3,747	4,122,187
ViacomCBS Inc.
3.70%, 08/15/24 (Call 05/15/24)	1,077	1,179,035
3.88%, 04/01/24 (Call 01/01/24)	1,075	1,173,621
Walt Disney Co(The)
1.75%, 08/30/24 (Call 07/30/24)	3,724	3,874,971
3.70%, 09/15/24 (Call 06/15/24)	2,031	2,241,716
		34,388,707
Metal Fabricate & Hardware — 0.0%
Timken Co. (The), 3.88%, 09/01/24 (Call 06/01/24)	468	502,323

Mining — 0.1%
Kinross Gold Corp., 5.95%, 03/15/24 (Call 12/15/23)	1,561	1,778,806

Oil & Gas — 4.3%
BP Capital Markets America Inc.
3.22%, 04/14/24 (Call 02/14/24)	2,327	2,508,273
3.79%, 02/06/24 (Call 01/06/24)	2,080	2,271,443
BP Capital Markets PLC
3.54%, 11/04/24	2,627	2,903,255
3.81%, 02/10/24	3,439	3,768,009
Canadian Natural Resources Ltd., 3.80%, 04/15/24 (Call 01/15/24)	1,434	1,554,098
Chevron Corp., 2.90%, 03/03/24 (Call 01/03/24)(a)	3,354	3,586,566
Chevron USA Inc., 3.90%, 11/15/24 (Call 08/15/24)	1,671	1,866,223
Cimarex Energy Co., 4.38%, 06/01/24 (Call 03/01/24)	1,817	1,986,962
ConocoPhillips Co., 3.35%, 11/15/24 (Call 08/15/24)	455	497,629
Diamondback Energy Inc., 2.88%, 12/01/24 (Call 11/01/24)(a)	2,522	2,663,182
Exxon Mobil Corp.
2.02%, 08/16/24 (Call 07/16/24)	3,548	3,726,003
3.18%, 03/15/24 (Call 12/15/23)	2,563	2,760,838
Hess Corp., 3.50%, 07/15/24 (Call 04/15/24)	526	556,061
Husky Energy Inc., 4.00%, 04/15/24 (Call 01/15/24)	1,784	1,914,625
Marathon Petroleum Corp., 3.63%, 09/15/24 (Call 06/15/24)	2,741	2,984,730
Phillips 66, 0.90%, 02/15/24 (Call 11/19/21)(a)	350	350,721
Pioneer Natural Resources Co., 0.75%, 01/15/24 (Call 01/15/22)	100	100,024
Security	Par (000)	Value

Oil & Gas (continued)
Shell International Finance BV, 2.00%, 11/07/24 (Call 10/07/24)	$4,111	$4,314,330
Suncor Energy Inc., 3.60%, 12/01/24 (Call 09/01/24)	2,341	2,573,391
Total Capital International SA
3.70%, 01/15/24	2,811	3,079,310
3.75%, 04/10/24(a)	3,455	3,813,594
Valero Energy Corp., 1.20%, 03/15/24(a)	2,981	3,001,241
WPX Energy Inc., 5.25%, 09/15/24 (Call 06/15/24)	377	419,771
		53,200,279
Packaging & Containers — 0.3%
Berry Global Inc., 0.95%, 02/15/24 (Call 01/15/24)(d)	119	119,296
Packaging Corp. of America, 3.65%, 09/15/24 (Call 06/15/24)	1,166	1,276,933
WRKCo Inc., 3.00%, 09/15/24 (Call 07/15/24)(a)	1,934	2,079,940
		3,476,169
Pharmaceuticals — 5.9%
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)	9,396	10,045,828
3.85%, 06/15/24 (Call 03/15/24)	2,984	3,279,923
AmerisourceBergen Corp., 3.40%, 05/15/24 (Call 02/15/24)	993	1,077,921
Becton Dickinson and Co.
3.36%, 06/06/24 (Call 04/06/24)	5,166	5,607,228
3.73%, 12/15/24 (Call 09/15/24)	3,724	4,116,212
Bristol-Myers Squibb Co.
2.90%, 07/26/24 (Call 06/26/24)	8,613	9,311,256
3.63%, 05/15/24 (Call 02/15/24)(a)	2,385	2,613,745
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	2,113	2,269,320
3.50%, 11/15/24 (Call 08/15/24)(a)	1,157	1,263,814
Cigna Corp., 3.50%, 06/15/24 (Call 03/17/24)(a)	1,925	2,099,732
CVS Health Corp.
2.63%, 08/15/24 (Call 07/15/24)	3,061	3,269,056
3.38%, 08/12/24 (Call 05/12/24)	2,380	2,592,153
GlaxoSmithKline Capital PLC, 3.00%, 06/01/24 (Call 05/01/24)	3,051	3,295,843
McKesson Corp., 3.80%, 03/15/24 (Call 12/15/23)(a)	2,876	3,144,302
Merck & Co. Inc., 2.90%, 03/07/24 (Call 02/07/24)	1,694	1,822,033
Novartis Capital Corp., 3.40%, 05/06/24(a)	5,616	6,153,507
Perrigo Finance Unlimited Co., 3.90%, 12/15/24 (Call 09/15/24)(a)	2,245	2,460,026
Pfizer Inc.
2.95%, 03/15/24 (Call 02/15/24)	2,699	2,907,660
3.40%, 05/15/24(a)	2,290	2,509,680
Wyeth LLC, 6.45%, 02/01/24	1,564	1,843,940
		71,683,179
Pipelines — 4.1%
Boardwalk Pipelines LP, 4.95%, 12/15/24 (Call 09/15/24)	1,284	1,444,295
Cheniere Corpus Christi Holdings LLC, 7.00%, 06/30/24 (Call 01/01/24)	3,486	4,056,205
Enable Midstream Partners LP, 3.90%, 05/15/24 (Call 02/15/24)	1,129	1,167,894
Enbridge Inc., 3.50%, 06/10/24 (Call 03/10/24)	2,531	2,746,945
Energy Transfer Operating LP
4.50%, 04/15/24 (Call 03/15/24)	2,148	2,359,836
4.90%, 02/01/24 (Call 11/01/23)	1,449	1,587,133
5.88%, 01/15/24 (Call 10/15/23)	2,290	2,567,640
Enterprise Products Operating LLC, 3.90%, 02/15/24 (Call 11/15/23)	2,692	2,941,414

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Corporate ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Kinder Morgan Energy Partners LP
4.15%, 02/01/24 (Call 11/01/23)	$1,789	$1,953,731
4.25%, 09/01/24 (Call 06/01/24)	1,654	1,839,281
4.30%, 05/01/24 (Call 02/01/24)	1,939	2,140,772
MPLX LP, 4.88%, 12/01/24 (Call 09/01/24)	3,478	3,950,104
ONEOK Inc., 2.75%, 09/01/24 (Call 08/01/24)	1,598	1,686,897
Phillips 66 Partners LP, 2.45%, 12/15/24 (Call 11/15/24)	1,062	1,117,203
Plains All American Pipeline LP/PAA Finance Corp., 3.60%, 11/01/24 (Call 08/01/24)(a)	1,585	1,701,846
Sabine Pass Liquefaction LLC, 5.75%, 05/15/24 (Call 02/15/24)	5,581	6,383,659
Spectra Energy Partners LP, 4.75%, 03/15/24 (Call 12/15/23)	1,860	2,074,737
Sunoco Logistics Partners Operations LP, 4.25%, 04/01/24 (Call 01/01/24)	1,495	1,621,716
Williams Companies Inc(The)
4.30%, 03/04/24 (Call 12/04/23)	3,807	4,179,172
4.55%, 06/24/24 (Call 03/24/24)	2,770	3,089,215
		50,609,695
Real Estate Investment Trusts — 4.5%
Alexandria Real Estate Equities Inc., 4.00%, 01/15/24 (Call 12/15/23)	2,570	2,822,811
American Campus Communities Operating Partnership LP, 4.13%, 07/01/24 (Call 04/01/24)	1,204	1,322,558
American Tower Corp.
0.60%, 01/15/24	373	373,302
3.38%, 05/15/24 (Call 04/15/24)	2,285	2,474,792
5.00%, 02/15/24	3,055	3,444,207
AvalonBay Communities Inc., 3.50%, 11/15/24 (Call 08/15/24)	982	1,079,945
Boston Properties LP, 3.80%, 02/01/24 (Call 11/01/23)(a)	2,271	2,469,077
Brandywine Operating Partnership LP, 4.10%, 10/01/24 (Call 07/01/24)	204	218,376
Brixmor Operating Partnership LP, 3.65%, 06/15/24 (Call 04/15/24)(a)	790	857,529
Crown Castle International Corp., 3.20%, 09/01/24 (Call 07/01/24)(a)	2,684	2,902,021
CyrusOne LP/CyrusOne Finance Corp., 2.90%, 11/15/24 (Call 10/15/24)(a)	1,976	2,105,744
Duke Realty LP, 3.75%, 12/01/24 (Call 09/01/24)(a)	943	1,041,770
Equinix Inc., 2.63%, 11/18/24 (Call 10/18/24)(a)	3,000	3,194,340
Essex Portfolio LP, 3.88%, 05/01/24 (Call 02/01/24)(a)	1,045	1,143,282
Federal Realty Investment Trust, 3.95%, 01/15/24 (Call 10/15/23)	1,115	1,215,562
GLP Capital LP/GLP Financing II Inc., 3.35%, 09/01/24 (Call 06/03/24)(a)	955	1,017,209
Host Hotels & Resorts LP, 3.88%, 04/01/24 (Call 02/01/24)(a)	994	1,052,447
Kilroy Realty LP, 3.45%, 12/15/24 (Call 09/15/24)(a)	1,307	1,414,122
Kimco Realty Corp., 2.70%, 03/01/24 (Call 01/01/24)	1,179	1,246,569
Mid-America Apartments LP, 3.75%, 06/15/24 (Call 03/13/24)(a)	570	620,622
National Retail Properties Inc., 3.90%, 06/15/24 (Call 03/15/24)	978	1,062,118
Office Properties Income Trust, 4.25%, 05/15/24 (Call 02/15/24)(a)	1,007	1,059,515
Omega Healthcare Investors Inc., 4.95%, 04/01/24 (Call 01/01/24)	1,015	1,113,272
Piedmont Operating Partnership LP, 4.45%, 03/15/24 (Call 12/15/23)(a)	183	199,153
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Realty Income Corp., 3.88%, 07/15/24 (Call 04/15/24)	$1,090	$1,201,910
Sabra Health Care LP, 4.80%, 06/01/24 (Call 05/01/24)	867	948,047
Simon Property Group LP
2.00%, 09/13/24 (Call 06/13/24)(a)	2,704	2,821,462
3.38%, 10/01/24 (Call 07/01/24)(a)	2,619	2,844,732
3.75%, 02/01/24 (Call 11/01/23)(a)	1,958	2,131,870
Ventas Realty LP
3.50%, 04/15/24 (Call 03/15/24)	1,100	1,193,973
3.75%, 05/01/24 (Call 02/01/24)	960	1,045,622
VEREIT Operating Partnership LP, 4.60%, 02/06/24 (Call 11/06/23)	1,297	1,434,080
Welltower Inc.
3.63%, 03/15/24 (Call 02/15/24)	3,396	3,695,425
4.50%, 01/15/24 (Call 10/15/23)	1,036	1,143,827
WP Carey Inc., 4.60%, 04/01/24 (Call 01/01/24)	1,052	1,167,152
		55,078,443
Retail — 2.6%
AutoNation Inc., 3.50%, 11/15/24 (Call 09/15/24)	1,205	1,302,605
AutoZone Inc., 3.13%, 04/18/24 (Call 03/18/24)(a)	988	1,064,590
Costco Wholesale Corp., 2.75%, 05/18/24 (Call 03/18/24)(a)	2,995	3,216,989
Home Depot Inc(The), 3.75%, 02/15/24 (Call 11/15/23)	2,847	3,113,764
Lowe’s Companies Inc., 3.13%, 09/15/24 (Call 06/15/24)(a)	1,576	1,710,842
McDonald’s Corp., 3.25%, 06/10/24	1,495	1,628,459
Target Corp., 3.50%, 07/01/24	3,071	3,385,225
Walgreens Boots Alliance Inc., 3.80%, 11/18/24 (Call 08/18/24)	4,509	4,983,888
Walmart Inc.
2.65%, 12/15/24 (Call 10/15/24)	2,903	3,134,630
2.85%, 07/08/24 (Call 06/08/24)	3,962	4,279,198
3.30%, 04/22/24 (Call 01/22/24)	3,992	4,334,514
		32,154,704
Semiconductors — 2.5%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 01/15/24 (Call 11/15/23)(a)	5,132	5,546,614
Broadcom Inc., 3.63%, 10/15/24 (Call 09/15/24)(a)	2,371	2,591,645
Intel Corp., 2.88%, 05/11/24 (Call 03/11/24)(a)	4,558	4,891,281
KLA Corp., 4.65%, 11/01/24 (Call 08/01/24)	3,982	4,512,243
Micron Technology Inc., 4.64%, 02/06/24 (Call 01/06/24)	2,082	2,310,583
NXP BV/NXP Funding LLC, 4.88%, 03/01/24 (Call 02/01/24)(d)	3,505	3,937,307
QUALCOMM Inc., 2.90%, 05/20/24 (Call 03/20/24)(a)	3,650	3,919,078
Texas Instruments Inc., 2.63%, 05/15/24 (Call 03/15/24)	775	828,235
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	2,092	2,242,143
		30,779,129
Software — 2.2%
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)	600	670,986
Fidelity National Information Services Inc., 3.88%, 06/05/24 (Call 03/05/24)(a)	1,051	1,153,883
Fiserv Inc., 2.75%, 07/01/24 (Call 06/01/24)(a)	5,675	6,066,972
Microsoft Corp., 2.88%, 02/06/24 (Call 12/06/23)	6,190	6,637,166
Oracle Corp.
2.95%, 11/15/24 (Call 09/15/24)	5,511	5,973,097
3.40%, 07/08/24 (Call 04/08/24)(a)	5,436	5,924,044
		26,426,148
Telecommunications — 2.0%
AT&T Inc.
3.80%, 03/01/24 (Call 01/01/24)	317	345,952

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Corporate ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Telecommunications (continued)
3.90%, 03/11/24 (Call 12/11/23)	$1,799	$1,966,955
4.45%, 04/01/24 (Call 01/01/24)(a)	3,579	3,978,774
Cisco Systems Inc., 3.63%, 03/04/24(a)	2,934	3,230,070
Motorola Solutions Inc., 4.00%, 09/01/24	1,588	1,767,380
Verizon Communications Inc.
3.50%, 11/01/24 (Call 08/01/24)	4,865	5,354,468
4.15%, 03/15/24 (Call 12/15/23)(a)	1,530	1,684,606
Vodafone Group PLC, 3.75%, 01/16/24(a)	5,638	6,151,678
		24,479,883
Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.00%, 11/19/24 (Call 10/19/24)	1,427	1,536,579

Transportation — 1.9%
Burlington Northern Santa Fe LLC
3.40%, 09/01/24 (Call 12/01/23)	2,015	2,205,276
3.75%, 04/01/24 (Call 01/01/24)(a)	1,660	1,817,551
Canadian National Railway Co., 2.95%, 11/21/24 (Call 08/21/24)	745	807,185
CSX Corp., 3.40%, 08/01/24 (Call 05/01/24)(a)	2,114	2,309,545
FedEx Corp., 4.00%, 01/15/24(a)	2,589	2,855,071
Norfolk Southern Corp., 3.85%, 01/15/24 (Call 10/15/23)	1,085	1,183,117
Ryder System Inc.
2.50%, 09/01/24 (Call 08/01/24).	2,181	2,312,165
3.65%, 03/18/24 (Call 02/18/24)(a)	1,430	1,560,545
Union Pacific Corp.
3.15%, 03/01/24 (Call 02/01/24)(a)	1,899	2,049,363
3.65%, 02/15/24 (Call 11/15/23)	1,322	1,436,961
3.75%, 03/15/24 (Call 12/15/23)	960	1,049,520
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)(a)	1,728	1,828,207
2.80%, 11/15/24 (Call 09/15/24)	1,373	1,481,934
		22,896,440
Trucking & Leasing — 0.1%
GATX Corp., 4.35%, 02/15/24 (Call 01/15/24)(a)	879	967,515

Water — 0.1%
American Water Capital Corp., 3.85%, 03/01/24 (Call 12/01/23)	1,217	1,327,491

Total Corporate Bonds & Notes — 97.8%
(Cost: $1,141,075,131)		1,196,268,390

Short-Term Investments

Money Market Funds — 7.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(e)(f)(g)	70,586	70,628,198
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	18,655	18,655,000
		89,283,198

Total Short-Term Investments — 7.3%
(Cost: $89,263,155)		89,283,198

Total Investments in Securities — 105.1%
(Cost: $1,230,338,286)		1,285,551,588

Other Assets, Less Liabilities — (5.1)%		(61,903,209)

Net Assets — 100.0%		$1,223,648,379

(a)	All or a portion of this security is on loan.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Corporate ETF
January 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$42,490,997	$28,140,793	(a)	$—	$(2,309)	$(1,283)	$70,628,198	70,586	$26,320	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,575,000	12,080,000	(a)	—	—	—	18,655,000	18,655	1,149		—
					$(2,309)	$(1,283)	$89,283,198		$27,469		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$1,196,268,390	$—	$1,196,268,390
Money Market Funds	89,283,198	—	—	89,283,198
	$89,283,198	$1,196,268,390	$—	$1,285,551,588